Stockholders’ Equity (Details)											6 Months Ended
	Jun. 23, 2025 USD ($) $ / shares shares	Jun. 11, 2025 HKD ($) shares	Apr. 16, 2025 USD ($) shares	Mar. 27, 2025 USD ($) $ / shares shares	Feb. 08, 2024 $ / shares shares	Sep. 16, 2021 USD ($) $ / shares shares	Aug. 26, 2021 $ / shares shares	May 17, 2021 HKD ($) shares	Apr. 08, 2021 shares	Mar. 24, 2020 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 $ / shares shares	Aug. 31, 2021 $ / shares shares
Shareholders’ Equity [Line Items]
Number of ordinary share authorized											800,000,000			800,000,000	800,000,000
Ordinary shares par value (in Dollars per share) | $ / shares					$ 0.00002		$ 80				$ 0.00002			$ 0.00002
Number of preferred share authorized											200,000,000			200,000,000	200,000,000
Shares issue		100
Paying amount (in Dollars) | $											$ 354,500
Number of ordinary shares cancelled							1,000
Number of ordinary shares reissued							50,000,000
Sale of stock						6,002,670
Price per share (in Dollars per share) | $ / shares						$ 0.02
Aggregate purchase price (in Dollars) | $						$ 120,053					5,750,000
Percentage of reduction in share issued					20.00%
Shares surrendered					48,002,136
Underwriters Overallotment Option Period				45 days
Purchases of shares value (in Dollars)		$ 1									5,103,091
Repurchased value (in Dollars) | $											$ 300,000
Shares issued											13,438,034			12,000,534
Shares outstanding					12,000,534						13,438,034			12,000,534
Preferred shares issued
Preferred shares outstanding
Epsium BVI [Member]
Shareholders’ Equity [Line Items]
Shares issue								8,000
Paying amount (in Dollars) | $								$ 8,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Shares issue											1,437,500
Purchases of shares value (in Dollars) | $											$ 29
Repurchased value (in Dollars) | $
Treasury Stock, Common [Member]
Shareholders’ Equity [Line Items]
Ordinary shares par value (in Dollars per share) | $ / shares	$ 0.00002
Repurchased of shares	15,000
Repurchased value (in Dollars) | $											300,000
Ruo Hong, Chen [Member]
Shareholders’ Equity [Line Items]
Shares issue										510
Son I Tam [Member]
Shareholders’ Equity [Line Items]
Shares issue								1,900		490
Number of shares acquired									510
Number of ordinary shares reissued							4,000,000
Mr. Chi Long Lou [Member]
Shareholders’ Equity [Line Items]
Paying amount (in Dollars) | $								$ 2,000
One Employees [Member] | Treasury Stock, Common [Member]
Shareholders’ Equity [Line Items]
Repurchased value (in Dollars) | $	$ 300,000
Two Emoloyees [Member] | Treasury Stock, Common [Member]
Shareholders’ Equity [Line Items]
Repurchased value (in Dollars) | $	300,000
Three Employees [Member] | Treasury Stock, Common [Member]
Shareholders’ Equity [Line Items]
Repurchased value (in Dollars) | $	$ 300,000
Minimum [Member]
Shareholders’ Equity [Line Items]
Number of ordinary share authorized															50,000
Ordinary shares par value (in Dollars per share) | $ / shares															$ 0.00002
Reduction in number of share issued					12,000,534
Maximum [Member]
Shareholders’ Equity [Line Items]
Number of ordinary share authorized															1,000,000,000
Ordinary shares par value (in Dollars per share) | $ / shares															$ 1
Reduction in number of share issued					60,002,670
IPO [Member]
Shareholders’ Equity [Line Items]
Shares issue				187,500
Price per share (in Dollars per share) | $ / shares				$ 4
Aggregate purchase price (in Dollars) | $											5,750,000
Initial public offering price per share (in Dollars per share) | $ / shares				$ 4
Aggregate gross proceeds (in Dollars) | $											4,908,000
Other expenses (in Dollars) | $				$ 4,240,500
Purchase of an additional ordinary shares				187,500
Purchases of shares value (in Dollars) | $											$ 5,103,091
IPO [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Shares issue				1,250,000
Aggregate gross proceeds (in Dollars) | $				$ 5,000,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Shares issue			187,500
Aggregate purchase price (in Dollars) | $			$ 667,500
Purchase of an additional ordinary shares			187,500
Epsium HK [Member] | Epsium BVI [Member]
Shareholders’ Equity [Line Items]
Percentage of ownership interest								80.00%
Epsium HK [Member] | Son I Tam [Member]
Shareholders’ Equity [Line Items]
Percentage of ownership interest								19.00%
Epsium HK [Member] | Mr. Chi Long Lou [Member]
Shareholders’ Equity [Line Items]
Percentage of ownership interest								1.00%
Epsium BVI [Member]
Shareholders’ Equity [Line Items]
Shares issue								8,000
Epsium BVI [Member] | Over-Allotment Option [Member] | Maximum [Member]
Shareholders’ Equity [Line Items]
Percentage of ownership interest		80.00%
Son I Tam [Member] | Over-Allotment Option [Member] | Minimum [Member]
Shareholders’ Equity [Line Items]
Percentage of ownership interest		20.00%